Accounts Receivables - Concessions	12 Months Ended
Dec. 31, 2024
Accounts Receivables - Concessions
Accounts Receivables - Concessions
9. Accounts Receivables - Concessions

	12.31.2024	12.31.2023
Power distribution service concession (9.1)	2,610,731	1,954,679
Bonus from the grant of concession agreements under the quota system (9.2)	821,804	792,741
Generation concession agreements (9.3)	75,425	71,835
	3,507,960	2,819,255
Current	10,609	9,354
Noncurrent	3,497,351	2,809,901
9.1. Power distribution service concession

Balance as of January 1, 2023	1,442,819
Transfers from contract assets (Note 10.1)	451,250
Transfers to other receivables (assets held for disposal)	(1,287)
Fair value recognition	62,167
Write-offs	(270)
Balance as of December 31, 2023	1,954,679
Transfers from contract assets (Note 10.1)	578,820
Transfers to other receivables (assets held for disposal)	(1,927)
Fair value recognition	82,424
Write-offs	(3,265)
Balance as of December 31, 2024	2,610,731
Balance corresponding to the estimated portion of investments made in the public service infrastructure whose useful life exceeds the concession period and which, according to the contractual provision, will be indemnified by the Granting Authority at the end of the concession.
9.2. Bonus from the grant of concession agreements under the quota system

Balance as of January 1, 2023	766,832
Transfers to electricity grid use charges - customers	(88,461)
Interest (Note 28.1)	114,370
Balance as of December 31, 2023	792,741
Transfers to electricity grid use charges - customers	(91,737)
Interest (Note 28.1)	120,800
Balance as of December 31, 2024	821,804
Balance relating to the bonus for the grant of the GPS HPP concession contract, paid to the Granting Authority, restated by the IPCA and interest, in accordance with the concession contract signed on January 5, 2016.
9.3. Power generation concessions agreements

Balance as of January 1, 2023	68,642
Fair value adjustment	3,193
Balance as of December 31, 2023	71,835
Fair value adjustment	3,590
Balance as of December 31, 2024	75,425
Residual balance of the electricity generation assets of HPP GPS and HPP Mourão I. Copel GeT depreciated the plants until 2015, the expiration date of the concessions, and the remaining balance was reclassified to accounts receivable related to the concession and subsequently measured at the best estimate of fair value. In 2015, Copel GeT expressed to Aneel its interest in receiving the indemnifiable amount, with proof of the realization of the respective investments. In August 2022, Copel submitted to Aneel the appraisal reports related to the residual values, with a base date of July 2015, which, since January 2023, have been under review by the regulatory agency (Note 32.2.1 - e).